Financial Risk Management - Schedule of Reconciliation by Risk Category of Components of Equity and Analysis of OCI Items and Net of Tax (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 MXN ($)
Cash flow hedges
Balance at 31 December 2019	$ (172,094)
Hedge Reserve [Member]
Cash flow hedges
Changes in fair value	(247,981)
Amount reclassified to profit or loss	(1,045)
Changes in deferred tax asset	76,931
Balance at 31 December 2019	$ (172,094)